UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: APRIL 30, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.9%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
AGRICULTURE - 3.7%
   Archer-Daniels-Midland                           1,600,000   $    70,480,000
                                                                ---------------

BROADCASTING, NEWSPAPERS & ADVERTISING - 5.4%
   Interpublic Group *                              5,100,000        45,543,000
   WPP Group ADR                                      925,000        56,813,500
                                                                ---------------
                                                                    102,356,500
                                                                ---------------

BUSINESS SERVICES - 4.2%
   Western Union                                    3,600,000        80,640,000
                                                                ---------------

CHEMICALS - 2.6%
   EI Du Pont de Nemours                            1,100,000        49,698,000
                                                                ---------------

COMMUNICATIONS & MEDIA - 4.3%
   DIRECTV Group*                                   3,600,000        81,288,000
                                                                ---------------

COMPUTER SOFTWARE - 3.5%
   Microsoft                                          745,000        24,287,000
   Symantec*                                        2,400,000        43,032,000
                                                                ---------------
                                                                     67,319,000
                                                                ---------------

CONSUMER STAPLES - 2.1%
   CVS Caremark                                     1,000,000        39,070,000
                                                                ---------------

ELECTRONICS MANUFACTURER - 3.1%
   Flextronics International Ltd.*                  5,000,000        58,500,000
                                                                ---------------

ENERGY EQUIPMENT & SERVICES - 10.0%
   Baker Hughes                                       560,000        36,360,800
   BJ Services                                      1,693,000        36,822,750
   Halliburton                                      1,700,000        56,389,000
   Nabors Industries*                               2,170,000        59,067,400
                                                                ---------------
                                                                    188,639,950
                                                                ---------------

FOOD, BEVERAGE & TOBACCO - 7.0%
   Altria Group                                       770,000        58,381,400
   Campbell Soup                                    1,125,000        35,561,250
   ConAgra Foods                                    1,800,000        38,754,000
                                                                ---------------
                                                                    132,696,650
                                                                ---------------

HOTELS & LODGING - 4.8%
   Boyd Gaming                                        850,000        22,720,500

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
HOTELS & LODGING - CONTINUED
   International Game Technology                      950,000   $    40,536,500
   Wyndham Worldwide                                1,200,000        28,272,000
                                                                ---------------
                                                                     91,529,000
                                                                ---------------

INSURANCE - 3.8%
   ACE Ltd.                                           590,000        34,420,600
   Travelers Companies                                770,000        37,037,000
                                                                ---------------
                                                                     71,457,600
                                                                ---------------

METALS & MINING - 5.9%
   Gold Fields ADR*                                 2,700,000        40,581,000
   Newmont Mining                                   1,300,000        70,642,000
                                                                ---------------
                                                                    111,223,000
                                                                ---------------

OFFICE EQUIPMENT & SUPPLIES - 1.4%
   Avery Dennison                                     500,000        25,910,000
                                                                ---------------

OIL, GAS & CONSUMABLE FUELS - 10.0%
   Anadarko Petroleum                                 800,000        46,872,000
   BP ADR                                             600,000        38,250,000
   Chevron                                            600,000        50,700,000
   El Paso                                          3,280,000        54,054,400
                                                                ---------------
                                                                    189,876,400
                                                                ---------------

PHARMACEUTICALS - 2.1%
   Barr Pharmaceuticals*                              750,000        39,142,500
                                                                ---------------

RAILROADS - 2.3%
   Norfolk Southern                                   800,000        43,512,000
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
RETAIL - 7.1%
   Limited Brands                                   2,000,000   $    38,180,000
   Macy's                                           1,350,000        37,314,000
   Target                                           1,050,000        58,359,000
                                                                ---------------
                                                                    133,853,000
                                                                ---------------

SEMI-CONDUCTORS & INSTRUMENTS - 11.6%
   Cadence Design Systems*                          2,586,000        26,247,900
   Infineon Technologies*                           5,900,000        59,139,769
   Infineon Technologies ADR*                           5,000            51,200
   Ingram Micro, Cl A*                              2,200,000        39,116,000
   Intel                                            3,650,000        77,380,000
   Qimonda*                                         2,640,000        18,136,800
                                                                ---------------
                                                                    220,071,669
                                                                ---------------
   TOTAL COMMON STOCK
     (Cost $1,701,766,364)                                        1,797,263,269
                                                                ---------------

--------------------------------------------------------------------------------
PURCHASED OPTIONS - 4.5%
--------------------------------------------------------------------------------
                                                   CONTRACTS
                                                  -----------
AGRICULTURE - 1.2%
   Archer-Daniels-Midland, Call, Expires
     01/17/09, Strike Price: $25.00*                   12,000        23,160,000
                                                                ---------------

CHEMICALS - 0.5%
   EI Du Pont de Nemours, Call, Expires
     01/16/10, Strike Price: $30.00*                    6,000         9,720,000
                                                                ---------------

CONSUMER STAPLES - 1.2%
   CVS Caremark, Call, Expires 01/16/10,
     Strike Price: $20.00*                              2,000         3,940,000
   CVS Caremark, Call, Expires 01/17/09,
     Strike Price: $20.00*                             10,000        19,100,000
                                                                ---------------
                                                                     23,040,000
                                                                ---------------
INSURANCE - 0.7%
   Allstate, Call, Expires 01/17/09, Strike
     Price: $40.00*                                    12,000        13,440,000
                                                                ---------------

SEMI-CONDUCTORS & INSTRUMENTS - 0.9%
   Intel, Call, Expires 01/17/09, Strike
     Price: $15.00*                                    24,000        15,720,000
                                                                ---------------

   TOTAL PURCHASED OPTIONS
     (Cost $76,644,710)                                              85,080,000
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) - 0.9%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
   HighMark Diversified Money Market Fund
     Fiduciary Shares, 4.290%
       (Cost $17,286,466)                          17,286,466   $    17,286,466
                                                                ---------------

   TOTAL INVESTMENTS - 100.3%
       (Cost $1,795,697,540) +                                  $ 1,899,629,735
                                                                ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,894,329,253.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
ADR   -  AMERICAN DEPOSITARY RECEIPT
CL    -  CLASS
LTD.  -  LIMITED

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,795,697,540, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $201,714,080 AND $(97,781,885), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



CMB-QH-007-0100

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 89.0%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
BRAZIL - 4.2%
   Petroleo Brasileiro ADR                             16,300   $     1,811,582
                                                                ---------------

CANADA - 4.2%
   Kinross Gold*                                       80,000         1,770,400
                                                                ---------------

CHINA - 5.3%
   China Molybdenum Ltd., Cl H* (A)                   420,000           459,331
   China Railway Group *                              818,000           888,674
   Shanghai Electric Group, Cl H (A)                1,175,000           914,413
                                                                ---------------
                                                                      2,262,418
                                                                ---------------
FRANCE - 3.4%
   Total (A)                                           20,000         1,449,600
                                                                ---------------

GERMANY - 11.6%
   GEA Group (A)                                       35,000         1,077,093
   Infineon Technologies ADR*                         126,300         1,293,312
   Muenchener Rueckversicherungs (A)                    4,000           715,711
   Qimonda*                                            80,000           549,600
   Siemens ADR                                         10,000         1,298,000
                                                                ---------------
                                                                      4,933,716
                                                                ---------------
HONG KONG - 10.1%
   eSun Holdings GDR*                                 500,000           256,529
   Lenovo Group Ltd. (A)                            1,300,000           900,056
   Noble Group (A)                                  1,300,000         1,631,417
   Shun Tak Holdings Ltd. (A)                         400,000           557,807
   TPV Technology (A)                               1,500,000           959,477
                                                                ---------------
                                                                      4,305,286
                                                                ---------------
ISRAEL - 1.7%
   Teva Pharmaceutical Industries ADR                  16,000           736,640
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
ITALY - 3.2%
   Telecom Italia ADR                                  45,000   $     1,363,950
                                                                ---------------

JAPAN - 8.2%
   Fujitsu Ltd. (A)                                   175,000         1,143,720
   NTT DoCoMo (A)                                         800         1,264,997
   Sony Financial Holdings GDR                            290         1,110,087
                                                                ---------------
                                                                      3,518,804
                                                                ---------------
MEXICO - 1.3%
   Cemex ADR*                                          20,000           542,200
                                                                ---------------

NETHERLANDS - 3.9%
   Heineken (A)                                        10,000           559,902
   STMicroelectronics, Cl Y                            90,000         1,115,100
                                                                ---------------
                                                                      1,675,002
                                                                ---------------
NORWAY - 6.2%
   Petroleum Geo-Services ADR                          45,000           951,750
   Yara International (A)                              35,000         1,692,278
                                                                ---------------
                                                                      2,644,028
                                                                ---------------
SINGAPORE - 2.7%
   Unisteel Technology GDR (A)                        620,000           543,922
   United Overseas Bank (A)                            50,000           621,578
                                                                ---------------
                                                                      1,165,500
                                                                ---------------
SOUTH AFRICA - 3.0%
   Gold Fields ADR                                     85,000         1,277,550
                                                                ---------------

SOUTH KOREA - 0.8%
   STX Shipbuilding GDR (A)                            10,800           354,873
                                                                ---------------

SWEDEN - 2.2%
   Black Earth Farming*                               100,700           916,628
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
SWITZERLAND - 1.7%
   Swiss Life Holding (A)                               3,000   $       726,008
                                                                ---------------

TAIWAN - 4.4%
   Chunghwa Telecom                                    36,860           775,166
   Taiwan Semiconductor Manufacturing ADR             120,000         1,113,600
                                                                ---------------
                                                                      1,888,766
                                                                ---------------
UNITED KINGDOM - 10.9%
   BP ADR                                              20,000         1,275,000
   British Sky Broadcasting Group (A)                  85,000           933,618
   Britvic (A)                                        140,000           863,810
   Ted Baker (A)                                       30,000           287,743
   WPP Group (A)                                      105,000         1,292,209
                                                                ---------------
                                                                      4,652,380
                                                                ---------------

   TOTAL COMMON STOCK
     (Cost $33,407,718)                                              37,995,331
                                                                ---------------

--------------------------------------------------------------------------------
PREFERRED STOCK (A) - 1.1%
--------------------------------------------------------------------------------
GERMANY - 1.1%
   Bayerische Motoren Werke
     (Cost $479,932)                                   10,000           476,079
                                                                ---------------

--------------------------------------------------------------------------------
WARRANTS (B) - 1.7%
--------------------------------------------------------------------------------
TAIWAN - 1.7%
   Chi Mei Optoelectronics, Expires 04/28/08
     (Cost $677,036)                                  602,306           720,359
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND                CAMBIAR INTERNATIONAL EQUITY FUND
                                               JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (C) - 15.9%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
   Union Bank of California Money Market
     Fund, 2.380%
       (Cost $6,773,224)                            6,773,224   $     6,773,224
                                                                ---------------

   TOTAL INVESTMENTS - 107.7%
       (Cost $41,337,910) +                                     $    45,964,993
                                                                ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $42,664,809.

*     NON-INCOME PRODUCING SECURITY.
(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008, WAS $19,425,642 AND REPRESENTED 45.5% OF NET ASSETS.
(B) THESE EQUITY WARRANTS TRADE IN U.S. DOLLARS ON A ONE FOR ONE BASIS TO THE UNDERLYING STOCK. THE EQUITY WARRANTS ISSUED ARE SUBJECT TO RULE 144A OF THE SECURITY ACT OF 1933. SUCH SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY ON FOREIGN EXCHANGES OR TO QUALIFIED INSTITUTIONAL BUYERS.
(C)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
ADR   -  AMERICAN DEPOSITARY RECEIPT
CL    -  CLASS
GDR   -  GLOBAL DEPOSITARY RECEIPT
LTD.  -  LIMITED

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,337,910, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,038,430 AND $(1,411,347), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



CMB-QH-008-0100

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 92.8%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
AIR FREIGHT & LOGISTICS - 1.7%
   Pacer International                                 66,000   $     1,130,580
                                                                ---------------

APPAREL/TEXTILES - 1.9%
   Carter's*                                           68,400         1,259,244
                                                                ---------------

BANKS - 1.9%
   Pacific Capital Bancorp                             56,000         1,204,000
                                                                ---------------

BROADCASTING, NEWSPAPERS & ADVERTISING - 1.3%
   New Frontier Media                                 194,000           867,180
                                                                ---------------

BUILDING MATERIALS - 1.7%
   Watsco                                              30,200         1,113,776
                                                                ---------------

BUSINESS SERVICES - 2.0%
   Euronet Worldwide*                                  48,000         1,269,120
                                                                ---------------

COMPUTER SOFTWARE - 7.1%
   Epicor Software*                                    87,000           961,350
   Parametric Technology *                             74,300         1,222,235
   Solera Holdings*                                    48,100         1,096,199
   Sybase*                                             49,000         1,382,780
                                                                ---------------
                                                                      4,662,564
                                                                ---------------
COMPUTER STORAGE & PERIPHERALS - 2.1%
   Smart Modular Technologies*                        167,160         1,379,070
                                                                ---------------

CONSUMER STAPLES - 1.5%
   Prestige Brands Holdings*                          132,300           988,281
                                                                ---------------

ENERGY - 1.8%
   VeraSun Energy *                                   109,000         1,139,050
                                                                ---------------

ENERGY EQUIPMENT & SERVICES - 6.1%
   Oil States International*                           38,000         1,332,280
   Parker Drilling*                                   181,800         1,263,510
   Superior Energy Services*                           35,400         1,419,186
                                                                ---------------
                                                                      4,014,976
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
ENTERTAINMENT - 3.9%
   Scientific Games, Cl A*                             44,300   $     1,054,340
   THQ*                                                84,000         1,512,840
                                                                ---------------
                                                                      2,567,180
                                                                ---------------

GAS/NATURAL GAS - 2.0%
   Southwest Gas                                       45,000         1,284,750
                                                                ---------------

HOTELS & LODGING - 2.9%
   Ameristar Casinos                                   55,000         1,208,900
   Pinnacle Entertainment*                             36,200           660,650
                                                                ---------------
                                                                      1,869,550
                                                                ---------------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 2.0%
   Heidrick & Struggles International                  48,100         1,321,788
                                                                ---------------

INDUSTRIAL/MACHINERY - 1.8%
   Kennametal                                          38,000         1,163,940
                                                                ---------------

INSURANCE - 9.1%
   American Equity Investment Life Holding            116,000           959,320
   Aspen Insurance Holdings Ltd.                       45,000         1,269,900
   Hanover Insurance Group                             34,000         1,548,700
   Max Re Capital Ltd.                                 36,100         1,024,879
   National Financial Partners                         32,000         1,155,200
                                                                ---------------
                                                                      5,957,999
                                                                ---------------
MEDICAL PRODUCTS & SERVICES - 14.4%
   Amedisys*                                           23,400           997,542
   inVentiv Health*                                    39,000         1,282,710
   LifePoint Hospitals*                                46,000         1,242,000
   PSS World Medical*                                  63,900         1,104,831
   Symmetry Medical*                                   52,000           946,400
   Trizetto Group *                                    83,000         1,620,160
   Universal Health Services, Cl B                     22,500         1,060,425

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
MEDICAL PRODUCTS & SERVICES - CONTINUED
   West Pharmaceutical Services                        30,000   $     1,173,000
                                                                ---------------
                                                                      9,427,068
                                                                ---------------
OIL, GAS & CONSUMABLE FUELS - 3.7%
   PetroHawk Energy *                                  83,700         1,318,275
   St. Mary Land & Exploration                         31,000         1,092,130
                                                                ---------------
                                                                      2,410,405
                                                                ---------------
PHARMACEUTICALS - 3.9%
   KV Pharmaceutical, Cl A*                            47,200         1,226,256
   Sciele Pharma*                                      55,000         1,315,600
                                                                ---------------
                                                                      2,541,856
                                                                ---------------
PRINTING & PUBLISHING - 1.9%
   New York Times, Cl C                                72,000         1,205,280
                                                                ---------------

RESTAURANTS - 1.8%
   California Pizza Kitchen*                           86,030         1,155,383
                                                                ---------------

RETAIL - 7.3%
   AnnTaylor Stores*                                   58,000         1,458,700
   Saks*                                               66,700         1,203,935
   Stage Stores                                        84,000         1,005,480
   Tween Brands*                                       35,000         1,121,050
                                                                ---------------
                                                                      4,789,165
                                                                ---------------
SEMI-CONDUCTORS & INSTRUMENTS - 9.0%
   Cymer*                                              34,700           937,247
   Fairchild Semiconductor International, Cl A*       102,500         1,255,625
   International Rectifier*                            41,500         1,154,945
   ON Semiconductor*                                  190,000         1,231,200

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
SEMI-CONDUCTORS & INSTRUMENTS - CONTINUED
   Semtech*                                           100,600   $     1,284,662
                                                                ---------------
                                                                      5,863,679
                                                                ---------------
   TOTAL COMMON STOCK
      (Cost $63,868,091)                                             60,585,884
                                                                ---------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) - 8.8%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund
      Fiduciary Shares, 4.290%                      2,569,045         2,569,045
   HighMark U.S. Government Money Market Fund
      Fiduciary Shares, 3.510%                      2,569,045         2,569,045
   Union Bank of California Money Market
      Fund, 2.380%                                    576,202           576,202
                                                                ---------------

   TOTAL SHORT-TERM INVESTMENTS
      (Cost $5,714,292)                                               5,714,292
                                                                ---------------

   TOTAL INVESTMENTS - 101.6%
      (Cost $69,582,383) +                                      $    66,300,176
                                                                ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $65,285,190.

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
CL    -  CLASS
LTD.  -  LIMITED

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $69,582,383, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,529,662 AND $(6,811,869), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


CMB-QH-009-0100

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                   JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.9%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
AGRICULTURE - 1.3%
   Archer-Daniels-Midland                               5,600   $       246,680
                                                                ---------------

BROADCASTING, NEWSPAPERS & ADVERTISING - 8.7%
   Interpublic Group*                                  85,000           759,050
   WPP Group                                           75,000           917,707
                                                                ---------------
                                                                      1,676,757
                                                                ---------------
BUSINESS SERVICES - 7.6%
   Western Union                                       65,000         1,456,000
                                                                ---------------

CHEMICALS - 4.7%
   EI Du Pont de Nemours                               20,000           903,600
                                                                ---------------

COMMUNICATIONS & MEDIA - 8.2%
   DIRECTV Group*                                      70,000         1,580,600
                                                                ---------------

COMPUTER STORAGE & PERIPHERALS - 3.2%
   Smart Modular Technologies*                         75,000           618,750
                                                                ---------------

CONSUMER STAPLES - 5.1%
   CVS Caremark                                        25,000           976,750
                                                                ---------------

ELECTRONICS MANUFACTURER - 5.5%
   Flextronics International Ltd.*                     90,000         1,053,000
                                                                ---------------

ENERGY EQUIPMENT & SERVICES - 10.1%
   Halliburton                                         18,700           620,279
   Nabors Industries*                                  35,000           952,700
   Parker Drilling*                                    54,000           375,300
                                                                ---------------
                                                                      1,948,279
                                                                ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES- 2.0%
   Heidrick & Struggles International                  14,000           384,720
                                                                ---------------

METALS & MINING - 9.7%
   Gold Fields ADR*                                    70,000         1,052,100

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                   JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                  -----------   ---------------
METALS & MINING - CONTINUED
   Newmont Mining                                      15,000   $       815,100
                                                                ---------------
                                                                      1,867,200
                                                                ---------------

OIL, GAS & CONSUMABLE FUELS - 12.2%
   BP ADR                                              15,000           956,250
   El Paso                                             40,000           659,200
   Total ADR                                           10,000           727,800
                                                                ---------------
                                                                      2,343,250
                                                                ---------------

RETAIL - 2.3%
   Target                                               8,000           444,640
                                                                ---------------

SEMI-CONDUCTORS & INSTRUMENTS - 12.9%
   Infineon Technologies ADR*                          70,000           716,800
   Ingram Micro, Cl A*                                 52,000           924,560
   Intel                                               40,000           848,000
                                                                ---------------
                                                                      2,489,360
                                                                ---------------
TRADING COMPANY & DISTRIUBTORS - 2.4%
   Noble Group                                        370,000           456,823
                                                                ---------------

   TOTAL COMMON STOCK
     (Cost $18,425,679)                                              18,446,409
                                                                ---------------

--------------------------------------------------------------------------------
PURCHASED OPTIONS - 3.8%
--------------------------------------------------------------------------------
                                                   CONTRACTS
                                                  -----------
AGRICULTURE - 0.5%
   Archer-Daniels-Midland, Call,
      Expires 01/17/09,
      Strike Price: $25.00*                                50            96,500

CHEMICALS - 1.3%
   EI Du Pont de Nemours, Call,
      Expires 01/16/10,
      Strike Price: $30.00*                               150           243,000

CONSUMER STAPLES - 1.0%
   CVS Caremark, Call, Expires 01/16/10,
      Strike Price: $20.00*                               100           197,000

THE ADVISORS' INNER CIRCLE FUND                    CAMBIAR AGGRESSIVE VALUE FUND
                                                   JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PURCHASED OPTIONS - CONTINUED
--------------------------------------------------------------------------------
                                                   CONTRACTS         VALUE
                                                  -----------   ---------------
SEMI-CONDUCTORS & INSTRUMENTS - 1.0%
   Intel, Call, Expires 01/17/09,
      Strike Price: $15.00*                               300   $       196,500
                                                                ---------------

   TOTAL PURCHASED OPTIONS
     (Cost $724,685)                                                    733,000
                                                                ---------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) - 0.5%
--------------------------------------------------------------------------------
                                                     SHARES
                                                  -----------
   Union Bank of California Money Market
     Fund, 2.380%
       (Cost $102,994)                                102,994           102,994
                                                                ---------------

   TOTAL INVESTMENTS - 100.2%
     (Cost $19,253,358) +                                       $    19,282,403
                                                                ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $19,245,017.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
ADR   -  AMERICAN DEPOSITARY RECEIPT
CL    -  CLASS
LTD.  -  LIMITED

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,253,358, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $622,286 AND $(593,241), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



CMB-QH-010-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.